FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Schedule of Recurring Fair Value Measurements) (Details) - Recurring [Member] - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Tower's loans (including current maturities)	[1]	$ 74,891	$ 77,029
Other			34
Total liabilities			$ 77,063
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Tower's loans (including current maturities)	[1]
Other
Total liabilities
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Tower's loans (including current maturities)	[1]	$ (64)
Other
Total liabilities
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Tower's loans (including current maturities)	[1]	$ 74,955	$ 77,029
Other			34
Total liabilities			$ 77,063

[1]	Includes only loans under Tower's Facility Agreement with the Israeli Banks.